Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Advances to suppliers	¥ 66,421		¥ 43,175
Other receivables	17,732		7,725
Prepayment for equipment	13,870		4,345
Lease hold improvement	4,735		6,825
Expected return assets	4,106		11,212
Other current assets	219		202
Total	107,083		73,484
Less: non-current portion	(19,803)	$ (3,035)	(11,170)
Prepaid expenses and other current assets	¥ 87,280	$ 13,377	¥ 62,314